Commitments and Contingencies	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies
Commitments and Contingencies

Note 14 – Commitments and Contingencies

Guaranty provided for related party

In July 2017, Tantech Energy provided a guarantee with SPD Bank Lishui Branch on behalf of Forasen Group for maximum amount of approximately $8.8 million (RMB 57,070,000) by pledging certain land and building as the collateral for the loan and notes. The guarantee expired on July 23, 2020.

In July 2020, Tantech Bamboo provided a guarantee with Bank of China Lishui Branch for Forasen Food for maximum amount of approximately $1.5 million (RMB10 million) by pledging certain land and building as the collateral for the loan and notes. The guarantee will expire on July 8, 2023. Forasen Food is controlled by Ms. Yefang Zhang who is the Company’s director.

Operating leases

Shangchi Automobile leased certain factory facilities under operating leases through August 9, 2021. The annual rent under operating lease agreement was approximately $154,600 (RMB 1 million). On August 10, 2021, Shangchi Automobile renewed the operating lease agreement with the landlord for one year until August 9, 2022 with annual rent of approximately $154,600 (RMB 1 million). Shangchi Automobile was granted 2-month rent-free period due to COVID-19 impact in fiscal 2020.

Shenzhen Yimao leased office space under operating leases for one year from November 12, 2018 to November 11, 2019 with annual rent of approximately $14,500 (RMB93,600). The lease agreement was renewed for another year until November 11, 2020.

On November 20, 2020, Shenzhen Yimao signed a new operating lease agreement for office space for one year from November 23, 2020 to November 22, 2021 with annual rent of approximately $6,900 (RMB 44,352).

Tantech Bamboo leased factory facilities and office space from Tantech Energy after Tantech Energy was sold in July 2019 under operating leases until December 31, 2019. This agreement was renewed for another year from January 1, 2020 to December 31, 2020 with annual rent of approximately $191,500 (RMB1,238,784). In December 2020, Tantech Charcoal and Tantech Energy signed a new lease agreement for one year from January 1, 2021 to December 31, 2021 with annual rent of approximately $191,500 (RMB1,238,784).

The rental expense for the six months ended June 30, 2021 and 2020 were $175,579 and $56,615, respectively.

Contingencies

In May 2018, our wholly owned subsidiary Tantech Bamboo signed an agreement with other co-guarantors to jointly and severally guarantee the share repurchase obligation of Forasen Group, in favor of an unrelated third party. Such third party filed a complaint to claim a payment of approximately $4.6 million (RMB 29.50 million) against Forasen Group, together with the guarantors on January 9, 2019. On August 30, 2019, the court issued a settlement by which another third party agreed to purchase the shares from the plaintiff by paying approximately $13.9 million (RMB 90 million), and all the co-guarantors including Tantech Bamboo jointly and severally guarantee the payment obligation regarding the $13.9 million ( RMB 90 million) and other possible fees, for three years from June 30, 2020, the due date of the share purchase payment obligation. On June 11, 2021, a new settlement agreement was reached by all parties. As of the settlement date, total payment obligation increased to approximately $16.3 million (RMB 105.36 million) due to accrued interest for unpaid portion. The accused third party has paid approximately $5.5 million (RMB 35.86 million) and approximately $10.8 million (RMB 69.50 million) remains unpaid including accrued interest. Pursuant to the new settlement agreement, the accused third party shall make the first payment of approximately $1.9 million (RMB 12.50 million) before June 22, 2021, and the second payment of approximately $3.1 million (RMB 20 million) before August 15, 2021. As of the date of this filing, the accused third party has paid approximately $4.9 million (RMB 31.50 million) out of total $10.8 million (RMB 69.50 million). The plaintiff has agreed that the remaining balance shall be paid by the accused third party before December 31, 2021. The Company believes that it is more likely than not that the accused third party will perform its payment obligation.

Note 14 – Commitments and Contingencies (continued)

In June 2020, LJC, a company controlled by our CEO, Mr. Wangfeng Yan, issued to Tantech Bamboo an anti-guaranty guaranty to guarantee Tantech Bamboo’s potential payment obligation, and provided a bank statement of approximately $10.8 million (RMB 70 million). Therefore, the Company’s PRC counsel believes Tantech Bamboo’s legal risk has been relieved to some extent. The Company believes that it is more likely than not that LJC will perform its guaranty obligation and Tantech Bamboo will not need to make the payment.

On March 23, 2021, Mr. Hengwei Chen filed a lawsuit against Shangchi Automobile and the Company for a debt dispute of approximately $1.8 million (RMB 11.35 million). Mr. Chen was the former general manager of Shangchi Automobile before the Company acquired Shangchi Automobile in 2017. The Company objected the claim due to the claim has no merit. This case is still under investigation by the court as of the date of this filing. The Company estimates that no liability to be recorded.